POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
POST-EMPLOYMENT BENEFITS
Types of retirement benefits

Types of post-employment benefits sponsored by Eletrobras companies
	Social secutiry plans			Other post-employment benefits
Company	BD Plan	Balanced Plan	CD Plan	Life insurance	Health Plan
Eletrobras	X		X		X
CGT Eletrosul	X		X		X
Chesf	X	X	X
Eletronorte	X		X	X	X
Amazonas GT	X		X		X
Eletronuclear	X		X		X
Furnas	X		X	X	X

Schedule of amounts recognized in the balance sheet

	2020	2019
Social security plan benefits	6,791,370	4,791,681
Health and life insurance plans	225,471	196,180
Total post-employment benefit liabilities	7,016,841	4,987,861

Current	192,209	161,773
Non-current	6,824,632	4,826,088
	7,016,841	4,987,861

Summary of the actuarial and economic assumptions used to calculate the defined benefit plans

Economic Hypotheses
	2020	2019
Annual effective discount interest rate	2,69% to 3,80%	3,07% to 3,37%
Projection of average wage increase	0,25% to 2,01%	1,00% to 2,00%
Annual average inflation rate	3.27%	3.68%
Expected return on plan assets (i)	3.27%	3.68%

(i) represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	2020	2019
Turnover rate	0% pa; Ex-Nucleos 2018; Zero turnover table	0% pa; Ex-Nucleos 2018; Zero turnover table

Table of active and inactive mortality

AT-2000 (segregated by gender) downsized by 10%; AT-2000 (segregated by gender) downsized by 15%; Women’s AT-83 Basic (downsized by 10%); AT-2000 Basic downsized by 5%, segregated by gender; Men’s AT-2000

AT-2000 (segregated by gender) reduced by 10%; AT-2000 (segregated by gender) downsized by 15%; Women’s AT-83; AT-2000 (male); AT- 2000 (segregated by gender) downsized by 10%; AT-2000 Basic downsized by 5%, segregated by gender

Table of mortality of diabled persons	RRB-1983; AT-49 segregated by gender; AT-49 Relieved in 2 years Male; MI-2006 (segregated by gender) downsized by 10%; AT-83 IAM (male)	RRB-1983; AT-49 segregated by gender; AT-49 Relieved in 2 years Male; AT-83 IAM (male); MI- 2006 (segregated by gender) downsized by 10%
table of disability	LIGHT; ALVARO VINDAS (downsized by 50%); Álvaro Vindas; TASA 1927; ALVARO VINDAS (50% off); LIGHT (AVERAGE)	LIGHT; ALVARO VINDAS (downsized by 50%); TASA 1927

Schedule of expected maturity of undiscounted benefits of post-employment defined benefit plans

Social Security Program	2021	2022	2023	2024	2025	After 2026	Total

As of December 31, 2020	2,160,119	2,116,096	2,084,117	2,033,480	1,989,998	15,854,241	26,238,051

Summary of amounts included in the fair value of plan assets

Asset Category	2020	2019
Assets Immediately Available	1,176	3,854
Realizable Assets	788,598	904,742
Fixed Income Investments	30,197,616	24,240,626
Variable Income Investments	7,570,489	5,972,474
Real Estate Investments	1,019,850	945,036
Structured Investments	1,019,744	600,497
Loans and Financing	867,657	701,401
Others	17,819	31,016
Collective risk benefit fund	22,201	27,514
(-) Funds receivable from sponsor and participant	(9,005,558)	(2,854,987)
(-) Operating liabilities	(146,169)	(84,778)
(-) Contingency liabilities	(247,337)	(248,344)
(-) Investment Funds	(202,366)	(243,479)
(-) Administrative Funds	(387,349)	(241,042)
(-) Social Security Funds	(122,032)	(66,831)
Total Assets	31,394,339	29,687,699

Social security defined benefit plans
POST-EMPLOYMENT BENEFITS
Schedule of amounts recognized in the balance sheet and income statement

	2020	2019
Present value of actuarial obligations partially or totally hedged	37,523,363	33,303,765
Fair value of plan assets	(31,394,339)	(29,687,699)
Asset ceiling	662,346	1,175,615
Net Liabilities/(Assets)	6,791,370	4,791,681

Net current service cost	80,782	57,143
Net interest cost	323,488	229,058
Actuarial expense/(revenue) recognized in the fiscal year	404,270	286,201

Schedule of changes in the present value of actuarial obligations

	2020	2019
Value of actuarial obligations at the beginning of the year	33,303,765	27,489,553
Current service cost	80,782	57,143
Interest on actuarial obligation	2,275,724	2,318,604
Benefits paid in the year	(2,310,773)	(2,421,730)
Standart Participant Contributions	38,280	30,756
Loss on actuarial obligations arising from remeasurement	4,135,585	5,829,439
Actuarial losses arising from changes in financial assumptions	3,491,997	7,487,140
Actuarial losses/(gains) arising from experience adjustments	643,588	(1,657,701)
Present value of actuarial obligations at the end of the year	37,523,363	33,303,765

Schedule of changes and composition of the fair value of assets

	2020	2019
Fair value of assets at the beginning of the year	29,687,699	25,819,845
Benefits paid during the year	(2,310,773)	(2,421,730)
Participant contributions disbursed during the year	38,280	297,175
Employee contributions disbursed during the year	245,127	292,574
Expected return on assets for the year	2,016,536	2,196,777
Gain on plan assets (excluding interest income)	1,717,470	3,503,058
Fair value of assets at the end of the year	31,394,339	29,687,699

Effective return on assets for the year	3,734,006	5,699,835

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income

	2020	2019
		(Revised)
Actuarial gains (losses) recognized in OCI in the fiscal year - Social security benefit plans, health plans and life insurance	(2,304,304)	(2,075,470)

Other post-employment benefit obligations
POST-EMPLOYMENT BENEFITS
Schedule of amounts recognized in the balance sheet and income statement

	2020	2019
Present value of actuarial obligations partially or totally hedged	225,471	196,181
Net Liabilities/(Assets)	225,471	196,181

Current service cost	3,679	7,253
Net interest cost	9,651	15,546
Actuarial expense/(revenue) recognized in the year	13,330	22,799

Schedule of changes in the present value of actuarial obligations

	2020	2019
Amount of actuarial obligations at the beginning of the year	196,181	246,207
Current service cost	3,679	7,253
Interest on actuarial obligation	9,651	15,546
Benefits paid during the year	(46,586)	(116,930)
Health plan write off	(29,248)	(5,555)
Loss on actuarial obligations arising from remeasurement	91,794	49,660
Actuarial losses arising from changes in demographic assumptions	80,593	69,803
Actuarial losses arising from changes in financial assumptions	743	1,162
Actuarial losses resulting from experience adjustments	10,458	(21,306)
Present value of actuarial obligations at the end of the year	225,471	196,181